Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Noncurrent Liabilities
	December 31,	December 31,
	2012	2011
	(in thousands)

Personnel related liabilities	$6,920	$-
Defined benefit pension obligations, net (note 9)	$4,720	$4,903
Acquisition consideration payable	-	11,903
Other non-current liabilities	2,672	3,232

	$14,312	$20,038